Loans and Financing - Schedule of Non-Current Portion of the Principal Payment of Loans and Financing (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Schedule of Non-Current Portion of the Principal Payment of Loans and Financing [Line Items]
Non-current portion of the principal payment	$ 19,769,235	$ 17,242,571
2026 [Member]
Schedule of Non-Current Portion of the Principal Payment of Loans and Financing [Line Items]
Non-current portion of the principal payment	11,208
2027 [Member]
Schedule of Non-Current Portion of the Principal Payment of Loans and Financing [Line Items]
Non-current portion of the principal payment	131,923
2028 [Member]
Schedule of Non-Current Portion of the Principal Payment of Loans and Financing [Line Items]
Non-current portion of the principal payment	104,538
2029 [Member]
Schedule of Non-Current Portion of the Principal Payment of Loans and Financing [Line Items]
Non-current portion of the principal payment	642,609
2030 [Member]
Schedule of Non-Current Portion of the Principal Payment of Loans and Financing [Line Items]
Non-current portion of the principal payment	149,214
Maturities after 2030 [Member]
Schedule of Non-Current Portion of the Principal Payment of Loans and Financing [Line Items]
Non-current portion of the principal payment	$ 18,729,743